Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
3. Fair Value of Financial Instruments
The Company’s cash equivalents are generally classified within Level 1 of the fair value hierarchy. The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values as of March 31, 2026 and December 31, 2025 (in thousands):

	Fair Value Measurements as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$2,610	$—	$—	$2,610

Cash equivalents	$2,610	$—	$—	$2,610

	Fair Value Measurements as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$3,072	$—	$—	$3,072

Cash equivalents	$3,072	$—	$—	$3,072

During the three months ended March 31, 2026 and 2025, there were no transfers between levels. The fair value of the Company’s cash equivalents, consisting of money market funds, is based on quoted market prices in active markets with no valuation adjustment.
The Company believes the carrying amounts of its accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their fair value due to the short-term nature of these amounts.

3. Fair Value of Financial Instruments
The Company’s cash equivalents are generally classified within Level 1 of the fair value hierarchy. The following tables present information about the Company’s financial assets measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values as of December 31, 2025 and December 31, 2024 (in thousands):

	Fair Value Measurements as of December 31, 2025:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$3,072	$—	$—	$3,072

Cash equivalents	$3,072	$—	$—	$3,072

	Fair Value Measurements as of December 31, 2024:
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$3,025	$—	$—	$3,025

Cash equivalents	$3,025	$—	$—	$3,025

During the year ended December 31, 2025 and 2024, there were no transfers between levels. The fair value of the Company’s cash equivalents, consisting of money market funds, is based on quoted market prices in active markets with no valuation adjustment.

The Company believes the carrying amounts of its accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their fair value due to the short-term
nature of these amounts.